Employee benefits - Remeasurement of the fair value of plans (Details) - Performance Share Unit Program [Member]	Dec. 31, 2022	Dec. 31, 2021
Shares Granted Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	1,709,955	1,474,723
Shares Granted Share Price Brl [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	78.00	109.02
Share Granted Share Price Brl [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	13.81	20.12
Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Measurement unit	39.00	39.00
Expected Term Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	3	3
Expected Values Of Shareholder Return Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	51.20	51.20
Expected Value Of Performance Factor Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Measurement unit	53.08	60.96